C19 Interest-bearing liabilities	12 Months Ended
Dec. 31, 2017
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C19 Interest-bearing liabilities

C19 Interest-bearing liabilities

As of December 31, 2017, the Company’s outstanding interest-bearing liabilities was SEK 33.0 (26.7) billion.

Interest-bearing liabilities

	2017	2016
Borrowings, current
Current part of non-current borrowings1)	89	4,954
Other borrowings, current	2,456	3,079

Total borrowings, current	2,545	8,033
Borrowings, non-current
Notes and bond loans	20,560	10,556
Other borrowings, non-current	9,940	8,097

Total borrowings, non-current	30,500	18,653

Total interest-bearing liabilities	33,045	26,686

1)	Including notes and bond loans of SEK 0 (4,900) million.

To secure long-term funding, the Company uses notes and bond programs together with bilateral research and development loans. All outstanding notes and bond loans are issued by the Parent Company under its Euro Medium Term Note (EMTN) program or under its U.S. Securities and Exchange Commission (SEC) Registered program. Bonds issued at a fixed interest rate are normally swapped to a floating interest rate using interest rate swaps under the Asset and liability management mandate described in Note C20, “Financial risk management and financial instruments.” Total weighted average interest rate cost for the long-term funding during the year was 1.68% (2.76%). The outstanding EUR bonds and USD bond are revalued based on changes in benchmark interest rates according to the fair value hedge methodology stipulated in IAS 39.

In February 2017, the Company issued a Euro denominated 500 million 4-year bond with a fixed coupon rate of 0.875% and a Euro denominated 500 million 7-year bond with a fixed coupon rate of 1.875% . The proceeds were used to refinance debt maturing in 2017 and for general corporate purposes.

In April 2017, the Company exercised its second extension option under the USD 2 billion multi-currency revolving credit facility, extending the maturity date to June 2022.

In June 2017, the Company repaid the Euro demoninated 500 million bond issued in 2007.

In December, Ericsson raised USD 220 million from the Nordic Investment Bank (NIB) and USD 150 million from AB Svensk Exportkredit. The credit agreements mature in 2023 and 2025 and extended Ericsson’s debt maturity profile. Of these new funds, 98 million replaced credit with NIB that was set to mature in 2019.

Notes, bonds, bilateral loans and committed credit

								Unrealized hedge
	Nominal			Book value		Market value		gain/loss (included
Issued-maturing	amount	Coupon	Currency	(SEK million)		(SEK million)	Maturity date	in book value)
Notes and bond loans
2010–20201)	170		USD	1,394		1,488	December 23, 2020
2012–2022	1,000	4.125%	USD	8,180	2)	8,223	May 15, 2022	9
2017–2021	500	0.875%	EUR	4,897	2)	4,846	March 1, 2021	7
2017–2024	500	1.875%	EUR	4,862	2)	4,824	March 1, 2024	–7
2017–20251)	150		USD	1,227		1,432	December 22, 2025

Total notes and bond loans				20,560		20,813		9
Bilateral loans
2012–20213)	98		USD	805		830	September 30, 2021
2013–20204)	684		USD	5,609		5,724	November 6, 2020
2013–20233)	220		USD	1,797		1,972	June 15, 2023

Total bilateral loans				8,211		8,526

Committed credit
Long-term committed credit facility5)	2,000		USD	—		—	June 5, 2022

Total committed credit				—		—

1)	Private Placement, Swedish Export Credit Corporation (SEK).
2)	Interest rate swaps are designated as fair value hedges.
3)	Nordic Investment Bank (NIB), R&D project financing.
4)	European Investment Bank (EIB), R&D project financing.
5)	Multi-currency revolving credit facility. Unutilized.